UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1.	Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended October 31, 2019, the U.S. economy continued to grow, but at a more moderate pace due to concerns about trade and geopolitical stress.

The Standard & Poor’s® 500 Index (S&P 500®) recovered from heightened volatility in May and August 2019, reaching new all-time highs in October amid better-than-expected corporate earnings, investor optimism about a potential U.S.-China trade agreement and the U.S. Federal Reserve’s third successive rate cut. However, markets reflected concerns about tighter regulation of technology companies, U.S. political uncertainties, geopolitical tensions and the impact of trade disputes on global growth and corporate earnings. In this environment, U.S. stocks, as measured by the S&P 500, posted a positive total return for the six-month period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Real Estate Securities Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Edward Perks, CFA

President and Chief Executive Officer –

Investment Management

Franklin Real Estate Securities Trust

This letter reflects our analysis and opinions as of October 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin Real Estate Securities Fund

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize total return by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies operating in the real estate industry predominantly in the U.S., including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management, operation, development or sale of commercial or residential real estate.1

Performance Overview

The Fund’s Class A shares posted a +10.40% cumulative total return for the six months under review. In comparison, the Fund’s new primary benchmark, the MSCI U.S. IMI Real Estate 25/50 Index, which tracks the large, mid- and small-cap segments of the U.S. REIT universe, posted a total return of +10.59%, while the Fund’s former primary benchmark, the Standard & Poor’s (S&P®) U.S. Property Index, which tracks the investable universe of publicly traded U.S. property companies, posted a +10.18% total return.2 The MSCI U.S. IMI Real Estate 25/50 index has replaced the S&P 500 U.S. Property Index as the Fund’s primary benchmark because the investment manager believes the composition of the MSCI US IMI Real Estate 25/50 Index more accurately reflects the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

Based on Total Net Assets as of 10/31/19

Economic and Market Overview

The U.S. economy expanded during the six months ended October 31, 2019. After moderating in 2019’s second quarter, the economy grew faster in the third quarter, aided by consumer spending, housing investment, government spending, inventory investment and exports. The manufacturing sector expanded during the period’s first half, but contracted in the second half. The services sector continued to expand throughout the period. The unemployment rate was 3.6% in April 2019, and though it varied

1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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slightly during the six months under review, it ended the period at 3.6%.3 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.0% in April 2019 to 1.8% at period-end.3

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. The Fed further lowered the federal funds target rate range by 0.25% at its September and October meetings, to 1.50%–1.75%, reiterating the rationale cited at the July meeting.

U.S. equity markets overall rose during the period, benefiting from upbeat economic data and U.S. corporate earnings, the Fed’s interest-rate cuts and investor optimism about further monetary easing. However, markets reflected concerns about tighter regulation of technology companies, U.S. political uncertainties (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. These concerns were partly alleviated at certain points during the period by occasional easing of trade tensions and optimism about a potential U.S.-China trade agreement. The broad U.S. stock market, as measured by the Standard & Poor’s 500 Index (S&P 500), recovered from heightened volatility in May and August 2019, reaching new all-time highs in October amid a number of better-than-expected corporate earnings reports, investor optimism about a potential phase one of the U.S.-China trade agreement and the Fed’s third successive rate cut. Overall, the S&P 500 posted a +4.16% total return for the six-month period.2

Investment Strategy

We are research-driven, fundamental investors. Our investment strategy is centered on the belief that unsynchronized economic activity within real estate sectors provides consistent, attractive return opportunities in real estate markets. When selecting investments for the Fund’s portfolio, we use a bottom-up security selection process that incorporates macro-level views in the evaluation process. In our portfolio construction process, we analyze individual

Top 10 Holdings
10/31/19
Company	% of Total
Sector/Industry	Net Assets
American Tower Corp.	7.7%
Specialized REITs
Prologis Inc.	6.3%
Industrial REITs
Equinix Inc.	4.8%
Specialized REITs
Extra Space Storage Inc.	4.7%
Specialized REITs
Welltower Inc.	4.4%
Health Care REITs
Equity Residential	4.0%
Residential REITs
SBA Communications Corp.	3.8%
Specialized REITs
Alexandria Real Estate Equities Inc.	3.8%
Office REITs
Simon Property Group Inc.	3.6%
Retail REITs
AvalonBay Communities Inc.	3.4%
Residential REITs

stock and real estate market fundamentals and provide regional, property type and company-size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Manager’s Discussion

During the six months under review, security selection and an overweighting in the industrial property sector contributed to relative performance.4 Shares of Rexford Industrial Realty continued to benefit from strong demand for industrial warehouse space, particularly smaller properties within the urban core of major U.S. population centers. Vacancy within Rexford’s primary Los Angeles basin market has been low, driving industry-leading market rental growth. The company has also been actively acquiring and redeveloping properties in deals that would increase cash flow and value per share. Stock selection in the hotels and resorts sector also enhanced results, as did the Fund’s positioning in the office space and regional malls sectors.5 Most of the positive

3. Source: Bureau of Labor Statistics.

4. Industrial property sector holdings can be found under industrial REITs in the SOI.

5. Hotels and resorts sector holdings can be found under hotel and resort REITs and hotels, resorts and cruise lines in the SOI. Office space sector holdings can be found under office REITs in the SOI. Regional malls sector holdings can be found under retail REITs in the SOI.

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effects in these sectors came from a lack of exposure to stocks that performed poorly during the reporting period.

Within the triple-net leasing sector, the Fund benefited from an overweight position in VEREIT.6 VEREIT owns and manages one of the largest portfolios of single-tenant, triple-net lease properties in the U.S., comprised predominantly of retail and restaurant assets. The triple-net REIT category has so far in 2019 been supported by many factors, perhaps first and foremost, by an improvement in the cost of capital, both debt and equity, owing to falling borrowing costs and rising earnings multiples. This trend drove larger investment volumes at more favorable economics. In addition, and specific to VEREIT, the company had suffered on account of its long-standing litigation issues (in relation to predecessor American Realty Capital’s 2014 accounting scandal) and the surrounding uncertainty over its resolution. More recently however, the company announced a full settlement of the remaining litigation (class action group) at a cost to the company of $765 million, which effectively removed the uncertainty overhang. VEREIT’s $900 million equity raising, which followed shortly afterwards, essentially financed the class action settlement, restoring the company’s balance sheet and potentially allowing the company to re-engage in acquisition-led growth.

Other significant contributors to relative performance included our investment in Equinix. Equinix owns, develops, redevelops and manages 203 data centers in 52 markets around the world. Equinix’s properties provide interconnection, colocation and managed information technology (IT) services to enterprises, internet service companies and cloud providers. The company has continued to enjoy growth in cloud computing, enterprise outsourcing and digital content, which continue to drive significant demand for the company’s services and facilities. Equinix shares performed well over the period, underpinned by the strength in its financial results, ahead of both company guidance and street estimates. These positive results were largely driven by revenue acceleration, notably from Equinix’s data centers in Europe and the Asia Pacific region.

Conversely, stock selection in the residential sector detracted from relative performance over the six-month reporting period, with the sector led lower by an underweighted investment in Mid-America Apartment Communities (not held at period-end).7 Mid-America is an owner of apartment communities, with a large portfolio located primarily in the sunbelt markets of the U.S. such as Atlanta, Dallas and Charlotte. The Fund maintained an underweighted investment in Mid-America with the original thesis predicated on a weaker track record relative to its U.S. apartment peers. However, the company experienced some additional operating missteps that resulted in further share price depreciation.

Security selection in the storage property sector also hampered results.8 CubeSmart (not held at period-end), along with the rest of the self-storage industry, has been struggling with a significant influx in new supply across several markets. For CubeSmart, new supply is most notable in their primary market of New York. The competitive pressure from new supply has been lowering rental rates for new tenants and forcing property owners to increase advertising expenses, leading to slower growth in net operating income. Other individual detractors included Host Hotels & Resorts. Host is one of the largest owners of luxury and upscale hotels with a portfolio of 75 properties in the U.S. and five internationally, totaling approximately 46,500 rooms. The hotel sector, as a whole, has underperformed in 2019, largely due to slowing revenue trends and rising wage inflation, and hence a reduction in profit margins. A number of factors have pressured revenue per available room, including declining demand from business travelers amid decelerating corporate profit growth, fewer leisure travelers who are alternatively traveling abroad due to the relative strength of the U.S. dollar, and supply growth that has outpaced demand in several major markets where Host has exposure. Specific to Host, the period witnessed notable downward revisions to the company’s guidance on revenue per available room. As a consequence of the operating challenges that Host and other hotel REITs continue to face, we have continued to reduce our position in Host and the hotel sector overall.

6. Triple-net leasing sector holdings can be found under diversified REITs, retail REITs and hotel and resort REITs in the SOI.

7. Residential sector holdings can be found under residential REITs in the SOI.

8. Storage property sector holdings can be found under specialized REITs in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN REAL ESTATE SECURITIES FUND

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

J. Blair Schmicker, CFA Co-Lead Portfolio Manager

Daniel Scher Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of October 31, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+10.40%	+4.34%
1-Year	+23.50%	+16.73%
5-Year	+41.01%	+5.91%
10-Year	+229.54%	+12.03%

Advisor
6-Month	+10.56%	+10.56%
1-Year	+23.82%	+23.82%
5-Year	+42.84%	+7.39%
10-Year	+238.30%	+12.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN REAL ESTATE SECURITIES FUND

PERFORMANCE SUMMARY

Distributions (5/1/19–10/31/19)

Share Class	Net Investment Income
A	$0.0736
C	$0.0192
R6	$0.1034
Advisor	$0.0927

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	1.00%	1.00%
Advisor	0.75%	0.75%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund’s concentration in real estate securities involves special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 5/1/19	Ending Account Value 10/31/19	Expenses Paid During Period 5/1/19–10/31/191, [2]	Ending Account Value 10/31/19	Expenses Paid During Period 5/1/19–10/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,104.00	$5.18	$1,020.21	$4.98	0.98%

C	$1,000	$1,100.20	$9.13	$1,016.44	$8.77	1.73%

R6	$1,000	$1,105.90	$3.12	$1,022.17	$3.00	0.59%

Advisor	$1,000	$1,105.60	$3.86	$1,021.47	$3.71	0.73%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Financial Highlights

Franklin Real Estate Securities Fund

	Six Months Ended October 31, 2019	Year Ended April 30,
	(unaudited)	2019	2018	2017	2016		2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$21.69	$19.64	$22.40	$22.65	$21.49		$19.31

Income from investment operations[a]:

Net investment income[b]	0.19	0.39	0.37	0.24	0.48	[c]	0.30

Net realized and unrealized gains (losses)	2.07	2.69	(0.79)	0.40	1.05		2.17

Total from investment operations	2.26	3.08	(0.42)	0.64	1.53		2.47

Less distributions from:

Net investment income	(0.07)	(0.37)	(0.38)	(0.45)	(0.37)		(0.29)

Net realized gains	—	(0.66)	(1.96)	(0.44)	—		—

Total distributions	(0.07)	(1.03)	(2.34)	(0.89)	(0.37)		(0.29)

Net asset value, end of period	$23.88	$21.69	$19.64	$22.40	$22.65		$21.49

Total return[d]	10.40%	16.32%	(2.66)%	2.92%	7.17%		12.95%

Ratios to average net assets[e]

Expenses[f]	0.98% [g]	1.01% [g]	1.11% [g]	1.00% [g]	1.00%		0.99%

Net investment income	1.71%	1.89%	1.72%	1.04%	2.21%	[c]	1.41%

Supplemental data

Net assets, end of period (000’s)	$362,932	$338,260	$327,085	$333,601	$364,981		$381,925

Portfolio turnover rate	33.18%	21.85%	19.84%	39.66%	24.21%		24.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.11 per share related to income received in the form of a special dividend in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

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FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)

	Six Months Ended October 31, 2019	Year Ended April 30,
	(unaudited)	2019	2018	2017	2016		2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$20.66	$18.77	$21.56	$21.86	$20.75		$18.66

Income from investment operations[a]:

Net investment income[b]	0.10	0.25	0.20	0.07	0.30	[c]	0.13

Net realized and unrealized gains (losses)	1.97	2.54	(0.77)	0.38	1.02		2.11

Total from investment operations	2.07	2.79	(0.57)	0.45	1.32		2.24

Less distributions from:

Net investment income	(0.02)	(0.24)	(0.26)	(0.31)	(0.21)		(0.15)

Net realized gains	—	(0.66)	(1.96)	(0.44)	—		—

Total distributions	(0.02)	(0.90)	(2.22)	(0.75)	(0.21)		(0.15)

Net asset value, end of period	$22.71	$20.66	$18.77	$21.56	$21.86		$20.75

Total return[d]	10.02%	15.49%	(3.43)%	2.14%	6.40%		12.07%

Ratios to average net assets[e]

Expenses[f]	1.73% [g]	1.76% [g]	1.86% [g]	1.75% [g]	1.75%		1.74%

Net investment income	0.96%	1.14%	0.97%	0.29%	1.46%	[c]	0.66%

Supplemental data

Net assets, end of period (000’s)	$38,636	$39,619	$61,867	$72,637	$82,147		$89,328

Portfolio turnover rate	33.18%	21.85%	19.84%	39.66%	24.21%		24.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.11 per share related to income received in the form of a special dividend in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.96%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)

	Six Months Ended October 31, 2019	Year Ended April 30,
	(unaudited)	2019	2018	2017	2016		2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$21.97	$19.87	$22.61	$22.83	$21.67		$19.46

Income from investment operations[a]:

Net investment income[b]	0.24	0.49	0.43	0.35	0.58	[c]	0.41

Net realized and unrealized gains (losses)	2.09	2.72	(0.75)	0.41	1.05		2.19

Total from investment operations	2.33	3.21	(0.32)	0.76	1.63		2.60

Less distributions from:

Net investment income	(0.10)	(0.45)	(0.46)	(0.54)	(0.47)		(0.39)

Net realized gains	—	(0.66)	(1.96)	(0.44)	—		—

Total distributions	(0.10)	(1.11)	(2.42)	(0.98)	(0.47)		(0.39)

Net asset value, end of period	$24.20	$21.97	$19.87	$22.61	$22.83		$21.67

Total return[d]	10.59%	16.86%	(2.19)%	3.42%	7.66%		13.47%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.79%	0.80%	0.76%	0.55%	0.54%		0.54%

Expenses net of waiver and payments by affiliates	0.59% [f]	0.58% [f]	0.60% [f]	0.55% [f,g]	0.54%	[g]	0.54% [g]

Net investment income	2.10%	2.32%	2.23%	1.49%	2.67%	[c]	1.86%

Supplemental data

Net assets, end of period (000’s)	$4,070	$3,699	$3,794	$2,422	$104,392		$106,725

Portfolio turnover rate	33.18%	21.85%	19.84%	39.66%	24.21%		24.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.11 per share related to income received in the form of a special dividend in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.17%.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)

	Six Months Ended October 31, 2019	Year Ended April 30,
	(unaudited)	2019	2018	2017	2016		2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$21.93	$19.85	$22.59	$22.83	$21.67		$19.46

Income from investment operations[a]:

Net investment income[b]	0.23	0.45	0.44	0.30	0.54	[c]	0.33

Net realized and unrealized gains (losses)	2.08	2.71	(0.81)	0.41	1.04		2.23

Total from investment operations	2.31	3.16	(0.37)	0.71	1.58		2.56

Less distributions from:

Net investment income	(0.09)	(0.42)	(0.41)	(0.51)	(0.42)		(0.35)

Net realized gains	—	(0.66)	(1.96)	(0.44)	—		—

Total distributions	(0.09)	(1.08)	(2.37)	(0.95)	(0.42)		(0.35)

Net asset value, end of period	$24.15	$21.93	$19.85	$22.59	$22.83		$21.67

Total return[d]	10.56%	16.62%	(2.42)%	3.18%	7.44%		13.24%

Ratios to average net assets[e]

Expenses[f]	0.73% [g]	0.76% [g]	0.86% [g]	0.75% [g]	0.75%		0.74%

Net investment income	1.96%	2.14%	1.97%	1.29%	2.46%	[c]	1.66%

Supplemental data

Net assets, end of period (000’s)	$86,426	$75,240	$71,000	$50,521	$22,346		$17,644

Portfolio turnover rate	33.18%	21.85%	19.84%	39.66%	24.21%		24.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.11 per share related to income received in the form of a special dividend in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.96%.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	| Semiannual Report	13

FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, October 31, 2019 (unaudited)

Franklin Real Estate Securities Fund

	Shares	Value

Common Stocks 98.8%

Diversified REITs 2.4%
VEREIT Inc.	1,171,000	$11,522,640

Health Care REITs 9.7%
CareTrust REIT Inc.	190,700	4,622,568
Healthpeak Properties Inc.	408,554	15,369,801
Physicians Realty Trust	336,900	6,289,923
Welltower Inc.	237,458	21,535,066

		47,817,358

Hotel & Resort REITs 4.2%
Host Hotels & Resorts Inc.	416,720	6,830,041
MGM Growth Properties LLC, A	233,300	7,281,293
Ryman Hospitality Properties Inc.	78,900	6,641,013

		20,752,347

Hotels, Resorts & Cruise Lines 0.8%
Hilton Worldwide Holdings Inc.	37,836	3,668,579

Industrial REITs 11.9%
Americold Realty Trust	213,600	8,563,224
First Industrial Realty Trust Inc.	177,500	7,474,525
Prologis Inc.	351,281	30,828,421
Rexford Industrial Realty Inc.	240,600	11,570,454

		58,436,624

Office REITs 10.8%
Alexandria Real Estate Equities Inc.	116,484	18,491,835
Boston Properties Inc.	22,732	3,118,830
Cousins Properties Inc.	288,900	11,593,557
Highwoods Properties Inc.	147,066	6,882,689
Kilroy Realty Corp.	155,530	13,053,633

		53,140,544

Real Estate Services 2.1%
[a] CBRE Group Inc.	196,400	10,517,220

Residential REITs 16.9%
American Homes 4 Rent, A	428,300	11,337,101
AvalonBay Communities Inc.	77,520	16,873,003
Camden Property Trust	132,200	15,119,714
Equity Lifestyle Properties Inc.	233,804	16,352,252
Equity Residential	223,767	19,839,182
Essex Property Trust Inc.	11,163	3,651,752

		83,173,004

Retail REITs 13.2%
Brixmor Property Group Inc.	290,800	6,403,416
Realty Income Corp.	204,724	16,744,376
Regency Centers Corp.	151,381	10,178,858
Retail Properties of America Inc., A	399,300	5,494,368
Simon Property Group Inc.	117,795	17,749,351

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FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

	Shares	Value
Common Stocks (continued)
Retail REITs (continued)
Spirit Realty Capital Inc.	171,600	$8,552,544

		65,122,913

Specialized REITs 26.8%
American Tower Corp.	174,500	38,054,960
Coresite Realty Corp.	36,731	4,315,893
Crown Castle International Corp.	105,000	14,572,950
Digital Realty Trust Inc.	35,027	4,449,830
Equinix Inc.	41,700	23,634,726
Extra Space Storage Inc.	204,200	22,925,534
QTS Realty Trust Inc., A	92,200	4,940,998
SBA Communications Corp., A	78,800	18,963,220

		131,858,111

Total Common Stocks (Cost $311,242,670)		486,009,340

Short Term Investments (Cost $9,441,189) 1.9%

Money Market Funds 1.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.56%	9,441,189	9,441,189

Total Investments (Cost $320,683,859) 100.7%		495,450,529

Other Assets, less Liabilities (0.7)%		(3,387,128)

Net Assets 100.0%		$492,063,401

See Abbreviations on page 25.

aNon-income producing.

bSee Note 3(f) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	| Semiannual Report	15

FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

October 31, 2019 (unaudited)

Franklin Real Estate Securities Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$311,242,670
Cost - Non-controlled affiliates (Note 3f)	9,441,189

Value - Unaffiliated issuers	$486,009,340
Value - Non-controlled affiliates (Note 3f)	9,441,189
Receivables:
Investment securities sold	16,955,226
Capital shares sold	441,423
Dividends	65,918
European Union tax reclaims	40,322
Other assets	141

Total assets	512,953,559

Liabilities:
Payables:
Investment securities purchased	19,751,668
Capital shares redeemed	612,001
Management fees	205,630
Distribution fees	110,085
Transfer agent fees	141,152
Trustees’ fees and expenses	3,042
Accrued expenses and other liabilities	66,580

Total liabilities	20,890,158

Net assets, at value	$492,063,401

Net assets consist of:
Paid-in capital	$264,258,046
Total distributable earnings (loss)	227,805,355

Net assets, at value	$492,063,401

Class A:
Net assets, at value	$362,931,780

Shares outstanding	15,200,850

Net asset value per share[a]	$23.88

Maximum offering price per share (net asset value per share ÷ 94.50%)	$25.27

Class C:
Net assets, at value	$ 38,635,875

Shares outstanding	1,701,185

Net asset value and maximum offering price per share[a]	$22.71

Class R6:
Net assets, at value	$ 4,069,929

Shares outstanding	168,200

Net asset value and maximum offering price per share	$24.20

Advisor Class:
Net assets, at value	$ 86,425,817

Shares outstanding	3,578,329

Net asset value and maximum offering price per share	$24.15

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended October 31, 2019 (unaudited)

Franklin Real Estate Securities Fund

Investment income:
Dividends:
Unaffiliated issuers	$6,340,345
Non-controlled affiliates (Note 3f)	42,496

Total investment income	6,382,841

Expenses:
Management fees (Note 3a)	1,193,364
Distribution fees: (Note 3c)
Class A	438,678
Class C	198,142
Transfer agent fees: (Note 3e)
Class A	300,259
Class C	33,908
Class R6	4,187
Advisor Class	69,325
Custodian fees (Note 4)	1,751
Reports to shareholders	40,692
Registration and filing fees	46,323
Professional fees	40,654
Trustees’ fees and expenses	15,989
Other	7,518

Total expenses	2,390,790
Expense reductions (Note 4)	(18)
Expenses waived/paid by affiliates (Note 3f and 3g)	(11,611)

Net expenses	2,379,161

Net investment income	4,003,680

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	64,552,624

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(21,759,574)
Translation of other assets and liabilities denominated in foreign currencies	(593)

Net change in unrealized appreciation (depreciation)	(21,760,167)

Net realized and unrealized gain (loss)	42,792,457

Net increase (decrease) in net assets resulting from operations	$46,796,137

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	| Semiannual Report	17

FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Real Estate Securities Fund

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$4,003,680	$8,449,870
Net realized gain (loss)	64,552,624	15,288,179
Net change in unrealized appreciation (depreciation)	(21,760,167)	45,171,632

Net increase (decrease) in net assets resulting from operations	46,796,137	68,909,681

Distributions to shareholders:
Class A	(1,124,559)	(15,999,595)
Class C	(35,112)	(1,796,744)
Class R6	(15,968)	(191,278)
Advisor Class	(325,955)	(3,699,069)

Total distributions to shareholders	(1,501,594)	(21,686,686)

Capital share transactions: (Note 2)
Class A	(8,780,635)	(23,097,254)
Class C	(4,685,534)	(27,006,360)
Class R6	21,655	(482,999)
Advisor Class	3,394,866	(3,564,542)

Total capital share transactions	(10,049,648)	(54,151,155)

Net increase (decrease) in net assets	35,244,895	(6,928,160)
Net assets:
Beginning of period	456,818,506	463,746,666

End of period	$492,063,401	$456,818,506

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN REAL ESTATE SECURITIES TRUST

Notes to Financial Statements (unaudited)

Franklin Real Estate Securities Fund

1.  Organization and Significant Accounting Policies

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statement of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

1.  Organization and Significant Accounting

Policies (continued)

b.  Income and Deferred Taxes (continued)

timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains. For U.S. Real Estate Investment Trust (REIT) securities, the Fund records ROC estimates, if any, on the ex-dividend date and are adjusted once actual tax designations are known.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

2.  Shares of Beneficial Interest

At October 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2019		April 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	790,547	$18,014,154	1,945,964	$39,966,694
Shares issued in reinvestment of distributions	47,174	1,083,120	799,493	15,438,450
Shares redeemed	(1,229,721)	(27,877,909)	(3,810,811)	(78,502,398)

Net increase (decrease)	(392,000)	$(8,780,635)	(1,065,354)	$(23,097,254)

Class C Shares:
Shares sold	132,705	$2,859,541	302,324	$6,013,171
Shares issued in reinvestment of distributions	1,572	34,228	95,500	1,755,289
Shares redeemed[a]	(350,585)	(7,579,303)	(1,775,828)	(34,774,820)

Net increase (decrease)	(216,308)	$(4,685,534)	(1,378,004)	$(27,006,360)

Class R6 Shares:
Shares sold	44,372	$1,030,700	63,583	$1,343,299
Shares issued in reinvestment of distributions	686	15,968	9,752	191,277
Shares redeemed	(45,250)	(1,025,013)	(95,894)	(2,017,575)

Net increase (decrease)	(192)	$21,655	(22,559)	$(482,999)

Advisor Class Shares:
Shares sold	468,238	$10,803,388	826,534	$17,026,845
Shares issued in reinvestment of distributions	9,163	212,821	160,489	3,131,007
Shares redeemed	(329,334)	(7,621,343)	(1,134,175)	(23,722,394)

Net increase (decrease)	148,067	$3,394,866	(147,152)	$(3,564,542)

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

3.  Transactions with Affiliates (continued)

a.  Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

For the period ended October 31, 2019, the annualized gross effective investment management fee rate was 0.503% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers.	$18,219
CDSC retained	$303

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2019, the Fund paid transfer agent fees of $407,679, of which $162,912 was retained by Investor Services.

f.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.56%	$3,230,516	$35,258,004	$(29,047,331)	$ —	$ —	$9,441,189	9,441,189	$42,496

g.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2020.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

At October 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$342,148,751

Unrealized appreciation	$174,846,565
Unrealized depreciation	(21,544,787)

Net unrealized appreciation (depreciation)	$153,301,778

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2019, aggregated $154,374,569 and $165,175,509, respectively.

7.  Concentration of Risk

The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

8.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which, matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2019, the Fund did not use the Global Credit Facility.

9.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At October 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

24	Semiannual Report	franklintempleton.com

FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

Abbreviations

Selected Portfolio
REIT Real Estate Investment Trust

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FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager	Distributor	Shareholder Services
Franklin Templeton Institutional, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com	(800) 632-2301

© 2019 Franklin Templeton Investments. All rights reserved.	192 S 12/19

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	December 31, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	December 31, 2019